Share Base Compensations (Details) - USD ($)				1 Months Ended		12 Months Ended
	Jul. 15, 2021	Jul. 06, 2021	Jul. 01, 2021	Jun. 27, 2021	Apr. 21, 2021	Dec. 31, 2021
Share Base Compensations (Details) [Line Items]
Ordinary shares					90,204.5
Exercise price					$ 0.0004
Advisor warrants					3.00%
Exercisable period					5 years
Gross proceeds						5.00%
Issuance cost						$ 75,000
Share based compensation description	the Company entered into an agreement with Ms. Naama Falach Avrahamy to serve as a director of the Company effective as of the effective date of the registration statement for the IPO. Pursuant to such agreement, Ms. Falach Avrahamy will be granted options to purchase up to 2,500 Ordinary Shares under the SOP, exercisable within 5 years from the date of grant, and subject to a vesting schedule of 6.25% at the end of each three month period of continuous services.	the Company entered into an agreement with Mr. Amitay Weiss to serve as a director of the Company effective as of the effective date of the registration statement for the IPO. Pursuant to such agreement Mr. Weiss will be granted options to purchase up to 10,000 Ordinary Shares, under the SOP, exercisable within 5 years from the date of grant, and subject to a vesting schedule of 6.25% at the end of each three month period of continuous services.	the Company entered into an agreement with Mr. Joseph Weiss to serve as Chairman of the Board of Directors. Subject to applicable law and unless for a ‘justifiable cause’ (as defined in the agreement with Mr. Weiss), engagement of Mr. Weiss by the Company shall be as of July 1, 2021 and initially until December 31, 2022. As of January 1, 2023, the engagement may be terminable by giving at least three months prior notice. Pursuant to such agreement Mr. Weiss will be granted options to purchase up to 71,496 Ordinary Shares under Company’s 2021 Share Option Plan (“SOP”), exercisable within 5 years from the date of grant, and subject to a vesting schedule of 8.33% at the end of each three month period of continuous services. All options will be subject to a lockup of 12 months from the date of listing of the Ordinary Shares on Nasdaq and will have an exercise price equal to the closing price of the Ordinary Shares on Nasdaq on the date of grant, see Note 15C.	the Company’s board of directors approved a cash bonus pool in an aggregate amount of $0.3 million to be distributed to the Company’s employees and service providers, other than the Company’s Chief Executive Officer, in such amounts and at such times as may be determined in the sole discretion of the Chief Executive Officer, upon successful completion of the contemplated IPO. The Company’s board of directors also approved the issuance of options to purchase an aggregate of 285,422 Ordinary Shares, to be granted under the Company’s 2021 Share Option Plan (the “SOP”) to certain employees, directors and consultants, upon the successful completion of the contemplated IPO. Out of the total amount 201,427 were approved on June 27, 2021 and 83,995 were approved during July 2021. The option awards will be exercisable for a period of five years from their date of issuance, will have an exercise price equal to the IPO price and will vest 50% on the second-year anniversary following the initial listing of the Ordinary Shares on The Nasdaq Capital Market and 6.25% every three months thereafter, see Note 18C.
IPO [Member]
Share Base Compensations (Details) [Line Items]
Advisor warrants					2.00%
Exercisable period					5 years